ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities	$1,928	$2,094
Loans and notes payable(1)	3,227	1,062
Derivative liabilities	155	416
Deferred revenue	642	441
Lease liabilities(2)	43	43
Other liabilities	20	45
Total accounts payable and other liabilities	$6,015	$4,101
(1) See Note 30, Related Parties, for further discussion
(2)See Note 14, Other Non-Current Liabilities for further information on the interest expense related to these liabilities